Interest expense	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Interest expense	Interest expense
Interest expense and similar charges in the consolidated income statement includes the interest accruing in the year on all financial liabilities with an implicit or explicit return, including remuneration in kind, calculated by applying the effective interest method, irrespective of measurement at fair value; the rectifications of cost as a result of hedge accounting; and the interest cost attributable to provisions recorded for pensions.
The detail of the main items of interest expense and similar charges accrued in 2022, 2021 and 2020 is as follows:

EUR million
	2022	2021	2020
Central banks deposits	706	338	366
Credit institution deposits	2,784	1,140	1,652
Customer deposits	16,994	5,452	5,599
Debt securities issued and subordinated liabilities	8,464	4,838	5,119
Marketable debt securities	7,472	4,190	4,548
Subordinated liabilities (note 23)	992	648	571
Provisions for pensions (note 25)	100	91	95
Lease Liabilities	116	125	186
Other interest expense	3,647	1,109	730
	32,811	13,093	13,747
Most of the interest expense and similar charges was generated by the Group’s financial liabilities that are measured at amortised cost.